Average Annual Total Returns (Vanguard Mid-Cap Value Index Fund Participant:)	Vanguard Mid-Cap Value Index Fund Vanguard Mid-Cap Value Index Fund - Admiral Shares 1/1/2014 - 12/31/2014	CRSP US Mid Cap Value Index Vanguard Mid-Cap Value Index Fund Vanguard Mid-Cap Value Index Fund - Admiral Shares 1/1/2014 - 12/31/2014	MSCI US Mid Cap Value Index Vanguard Mid-Cap Value Index Fund Vanguard Mid-Cap Value Index Fund - Admiral Shares 1/1/2014 - 12/31/2014	Spliced Mid Cap Value Index Vanguard Mid-Cap Value Index Fund Vanguard Mid-Cap Value Index Fund - Admiral Shares 1/1/2014 - 12/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.98%	14.05%	13.00%	14.05%
Since Inception	23.49%		22.17%	23.58%